Derivative financial instruments - Schedule of notional quantities of commodity contract derivatives by type (Details) £ in Millions	12 Months Ended
	Mar. 31, 2026 GBP (£) MMBTU GWh TWh	Mar. 31, 2025 GBP (£) MMBTU GWh TWh
Forward purchases of gas
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount	13,000,000	74,000,000
Derivative term	1 month	3 years
Derivative contractual amount | £	£ 21	£ 46
Electricity capacity
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount | TWh	4,000,000	5,000,000
Electricity swaps
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount | GWh	15,514,000,000	14,040,000,000
Electricity options
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount | GWh	241,000,000	334,000,000
Gas swaps
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount	28,000,000	30,000,000
Gas options
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount	139,000,000	89,000,000